STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 28, 2007	Oct. 28, 2012
Stock options
Stock-based compensation
Stock option expiration period		10 years
Number of options granted (pre-2011 split) during one-time stock option grant to full time employees of the company on January 8, 2007 (in shares)	100
The terms under which the universal stock option grant will vest	This grant was to vest upon the earlier of five years or attainment of a closing stock price of $50.00 per share (pre-2011 split) for five consecutive trading days, and had an expiration of ten years after the grant date.
The per share closing price (pre-2011 split) of common stock on attainment of which the grants will vest (in dollars per share)	$ 50.00
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the specified price in order for the granted options to vest	5 days
Stock options | Minimum
Stock-based compensation
Vesting period		6 months
Stock options | Maximum
Stock-based compensation
Vesting period		4 years
Nonvested shares
Stock-based compensation
Vesting period for nonvested shares issued on or before September 26, 2010		5 years
Vesting period for nonvested shares issued after September 26, 2010		1 year